Note 23 - Equity-settled Share-based Expense - Other Equity Share Units Granted (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Grants	88,494	80,234
RSU dividend reinvestments	7,324	3,505
Restricted stock units (RSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants	60,645	60,645
Restricted stock units (RSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants	10,965	10,967
Restricted stock units (RSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants	5,117	5,117
Restricted stock units (RSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants	4,443
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Grants	324,694	306,920
Performance share units (PSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants	242,579	242,579
Performance share units (PSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants	43,871	43,871
Performance share units (PSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants	20,470	20,470
Performance share units (PSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants	17,774